Schedule of Earnings Per Share, Basic and Diluted (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1		$ (21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2		(4,238,490)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3		0
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4		(239,680)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5		(21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6		(4,478,170)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7		903,659
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8		$ 785,463
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9		(23.33)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10		(5.70)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11		$ 3,423,399
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12		169,386
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13		2,449,944
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14		241,284
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15		5,873,343
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16		$ 410,670
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 1	$ (3,139,632)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 2	(29,033,373)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 3	(4,949,668)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 4	(30,267,233)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 5	1,157,826
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 6	897,617
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 7	1,103,104
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 8	$ 876,064
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 9	(2.71)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 10	(32.34)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 11	(4.49)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 12	(34.55)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 13	$ 3,701,979
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 14	3,423,074
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 15	3,701,979
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 16	3,423,074
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 17	2,392,526
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 18	2,496,611
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 19	2,392,526
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 20	2,496,611
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 21	6,094,505
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 22	5,919,685
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 23	6,094,505
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 24	$ 5,919,685